Schedule of changes in intangible assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Cost	R$ 5,253,159	R$ 5,089,640	R$ 4,905,432
Accumulated amortization	(2,375,860)	(2,260,949)	(2,143,344)
Balance as of beginning	2,828,691	2,762,088
Acquisitions	68,776	40,515
Foreign currency translation adjustment	14,271	59,940
Cost	25,466	102,733
Amortization	(11,195)	(42,793)
Transfers from property, plant and equipment projects and stoppage in progress	65,422	40,992
Amortization	(96,468)	(74,844)
Balance as of end	2,877,299	2,828,691	2,762,088
Disposals	(3,393)
Goodwill based on expected future profitability member
Disclosure of detailed information about intangible assets [line items]
Cost	3,187,678	3,187,678	3,187,678
Accumulated amortization	(1,128,804)	(1,128,804)	(1,128,804)
Balance as of beginning	2,058,874	2,058,874
Balance as of end	2,058,874	2,058,874	2,058,874
Brand names [member]
Disclosure of detailed information about intangible assets [line items]
Cost	549,196	499,515	451,415
Accumulated amortization	(235,408)	(214,455)	(199,800)
Balance as of beginning	285,060	251,615
Acquisitions	670	1,789
Foreign currency translation adjustment	9,732	38,409
Cost	12,443	46,311
Amortization	(2,711)	(7,902)
Transfers from property, plant and equipment projects and stoppage in progress	28,770
Amortization	(10,444)	(6,753)
Balance as of end	313,789	285,060	251,615
Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Cost	1,123,619	1,010,201	874,159
Accumulated amortization	(755,099)	(683,157)	(602,223)
Balance as of beginning	327,044	271,936
Acquisitions	67,686	38,660
Foreign currency translation adjustment	4,539	21,531
Cost	13,023	56,422
Amortization	(8,484)	(34,891)
Transfers from property, plant and equipment projects and stoppage in progress	36,652	40,992
Amortization	(64,008)	(46,075)
Balance as of end	368,520	327,044	271,936
Disposals	(3,393)
Customer-related intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Cost	392,666	392,246	392,180
Accumulated amortization	(256,549)	(234,533)	(212,517)
Balance as of beginning	157,713	179,663
Balance as of end	136,117	157,713	R$ 179,663
Customer related intangible assets1 [member]
Disclosure of detailed information about intangible assets [line items]
Acquisitions	420	66
Amortization	R$ (22,016)	R$ (22,016)